Consolidated Statements of Financial Position - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	S/ 1,003,888	S/ 917,554
Trade accounts receivable, net	1,061,801	1,078,582
Accounts receivable from related parties	15,443	27,745
Other accounts receivable, net	348,072	393,195
Inventories, net	360,497	346,783
Prepaid expenses	29,098	28,098
Total current assets	2,818,799	2,791,957
Non-current assets
Trade accounts receivable, net	768,971	723,869
Accounts receivable from related parties	528,285	542,392
Prepaid expenses	14,081	17,293
Other accounts receivable, net	311,404	285,730
Inventories, net	70,282	65,553
Investments in associates and joint ventures	12,747	14,916
Investment property, net	58,260	61,924
Property, plant and equipment, net	307,165	284,465
Intangible assets and goodwill, net	752,456	787,336
Right-of-use assets, net	36,295	50,207
Deferred tax asset	255,763	295,638
Total non-current assets	3,115,709	3,129,323
Total assets	5,934,508	5,921,280
Current liabilities
Borrowings	516,029	574,262
Bonds	81,538	77,100
Trade accounts payable	1,164,266	1,027,256
Accounts payable to related parties	44,372	53,488
Current income tax	38,398	69,652
Other accounts payable	608,828	705,442
Other provisions	117,086	132,926
Total current liabilities	2,570,517	2,640,126
Non-current liabilities
Borrowings	306,678	305,631
Bonds	741,387	792,813
Trade accounts payable	4,001	9,757
Other accounts payable	509,311	102,319
Accounts payable to related parties	28,564	27,293
Other provisions	98,067	569,027
Deferred tax liability	188,694	128,308
Total non-current liabilities	1,876,702	1,935,148
Total liabilities	4,447,219	4,575,274
Equity
Capital	1,371,965	1,196,980
Legal reserve		132,011
Voluntary reserve		29,974
Share Premium		1,142,092
Other reserves	(68,440)	(97,191)
Accumulated results	(41,148)	(1,342,362)
Equity attributable to owners of the Company	1,262,377	1,061,504
Non-controlling interest	224,912	284,502
Total equity	1,487,289	1,346,006
Total liabilities and equity	S/ 5,934,508	S/ 5,921,280